Common Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
	Jul. 22, 2019	Oct. 31, 2019	Oct. 31, 2018	Jan. 31, 2019	Jan. 31, 2018
Class of Stock [Line Items]
Common stock authorized		500,000,000		80,000,000	80,000,000
Common stock par value		$ 0.01		$ 0.01	$ 0.01
Proceeds from proceeds from issuance intial public offering		$ 130,781	$ 0
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock converted	25,311,515
IPO [Member]
Class of Stock [Line Items]
Common stock authorized	500,000,000
Common stock par value	$ 0.01
Stock issued during period initial public offering	7,812,500
Share price	$ 18.00
Proceeds from proceeds from issuance intial public offering	$ 130,781
Convertible preferred stock converted	588,763
Cashless exercise of common stock warrants		53,023